As filed with the U.S. Securities and Exchange Commission on January 5, 2018

Securities Act of 1933 File No. 33-19229

Investment Company Act of 1940 File No. 811-05430

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 155	☒

And/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 153	☒

(Check appropriate box or boxes)

SSGA FUNDS

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (617) 664-7037

Name and Address of Agent for Service:	Copies to:

Joshua A. Weinberg	Timothy W. Diggins, Esq.
Managing Director and Managing Counsel	Ropes & Gray LLP
SSGA Funds Management, Inc.	800 Boylston Street
One Lincoln Street	Boston, Massachusetts 02199-3600
Boston, Massachusetts 02111-2900

Approximate Date of the Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective under Rule 485:

☒	immediately upon filing pursuant to paragraph (b)
☐	on ( ) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on ( ) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ( ) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, SSGA Funds, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 155 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 5th day of January, 2018.

SSGA FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on January 5, 2018:

Signature	Signature

/s/ Michael F. Holland*	/s/ James E. Ross*
Michael F. Holland, Trustee	James E. Ross, Trustee

/s/ William L. Marshall*	/s/ Richard D. Shirk*
William L. Marshall, Trustee	Richard D. Shirk, Trustee

/s/ Patrick J. Riley*	/s/ Rina K. Spence*
Patrick J. Riley, Trustee	Rina K. Spence, Trustee

/s/ Michael A. Jessee*	/s/ Bruce D. Taber*
Michael A. Jessee, Trustee	Bruce D. Taber, Trustee

/s/ Bruce S. Rosenberg	/s/ Douglas T. Williams*
Bruce S. Rosenberg, Treasurer and Principal Financial Officer	Douglas T. Williams, Trustee

/s/ Ellen M. Needham
Ellen M. Needham, President and Principal Executive Officer

*By: /s/ Jesse Hallee
Jesse Hallee Attorney-in-Fact Pursuant to Powers of Attorney

SIGNATURES

This Registration Statement contains certain disclosures regarding the State Street Equity 500 Index Portfolio (the “Portfolio”), a series of State Street Master Funds (the “Trust”). The Trust has, subject to the next following sentence, duly caused this Post-Effective Amendment No. 155 to the Registration Statement on Form N-1A of SSGA Funds (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on January 5, 2018. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham President, State Street Master Funds

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next following sentence, on January 5, 2018. Each of the following persons is signing this Post-Effective Amendment No. 155 to this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

Signature	Signature

/s/ Michael F. Holland*	/s/ James E. Ross*
Michael F. Holland, Trustee	James E. Ross, Trustee

/s/ William L. Marshall*	/s/ Richard D. Shirk*
William L. Marshall, Trustee	Richard D. Shirk, Trustee

/s/ Patrick J. Riley*	/s/ Rina K. Spence*
Patrick J. Riley, Trustee	Rina K. Spence, Trustee

/s/ Michael A. Jessee*	/s/ Bruce D. Taber*
Michael A. Jessee, Trustee	Bruce D. Taber, Trustee

/s/ Bruce S. Rosenberg	/s/ Douglas T. Williams*
Bruce S. Rosenberg, Treasurer and Principal Financial Officer	Douglas T. Williams, Trustee

/s/ Ellen M. Needham
Ellen M. Needham, President and Principal Executive Officer

*By: /s/ Jesse Hallee
Jesse Hallee Attorney-in-Fact Pursuant to Powers of Attorney

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase